Equity-Based Compensation - Compensation Expense Related to Restricted Stock Units of TFCF (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU compensation expense	[1]	$ 424	$ 627	$ 306
TFCF
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU compensation expense			$ 164

[1]	Fiscal 2019 includes a $164 million charge for acceleration of TFCF performance RSUs converted to Company RSUs in connection with the TFCF acquisition (see Note 4).